Disclosures on Individual Items of the Financial Statements (Details) - Schedule of earnings per share - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of earnings per share [Abstract]
Profit/loss for the period (attributable to shareholders of the parent) (kEUR) (in Euro)	€ (87,642)	€ (10,280)	€ (12,050)
Weighted average number of ordinary shares outstanding (in k units) (in Shares)	25,344	32,039	32,039
Basic loss per share (€)	€ (3.46)	€ (0.32)	€ (0.38)
Diluted loss per share (€)	€ (3.46)	€ (0.32)	€ (0.38)